Segment Information - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) Segments	Dec. 31, 2019 USD ($) Segments	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of operating segments [line items]
Number of reportable segments	2	2
Revenue	¥ 18,016,085	$ 2,542,813	¥ 16,263,248	¥ 16,197,819
One customer group [member]
Disclosure of operating segments [line items]
Revenue	¥ 5,205,500	$ 734,700	¥ 4,463,900	¥ 4,839,600